UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
   USAA(R)


 ==========================================

     PORTFOLIO OF INVESTMENTS
     1ST QUARTER
     USAA INTERMEDIATE-TERM BOND FUND
     OCTOBER 31, 2008

 ==========================================



                                                                      (Form N-Q)
48445-1208                                  (C)2008, USAA.  All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
October 31, 2008 (unaudited)

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (35.7%)

               CONSUMER DISCRETIONARY (2.4%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$       2,000  Kellwood Co.                                 7.88%         7/15/2009         $       1,730
                                                                                          ---------------
               BROADCASTING (1.2%)
        1,000  Charter Communications Operating LLC (a)     8.00          4/30/2012                   775
          993  Charter Communications Operating, LLC        7.54 (b)      3/06/2014                   742
        2,000  Clear Channel Communications, Inc.           4.25          5/15/2009                 1,760
        1,000  Comcast Corp.                                6.50          1/15/2017                   880
        1,000  Cox Enterprises, Inc. (a)                    7.38          6/15/2009                   963
        2,000  CSC Holdings, Inc.                           8.13          7/15/2009                 1,920
        2,000  Liberty Media Corp.                          7.88          7/15/2009                 2,018
        2,000  Liberty Media Corp.                          5.70          5/15/2013                 1,401
                                                                                          ---------------
                                                                                                   10,459
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
        1,000  Harrah's Operating Co., Inc.                 5.63          6/01/2015                   165
        1,000  Seminole Tribe of Florida (a)                7.80         10/01/2020                   875
                                                                                          ---------------
                                                                                                    1,040
                                                                                          ---------------
               HOME FURNISHINGS (0.1%)
        1,000  Mohawk Industries, Inc.                      5.75          1/15/2011                   910
                                                                                          ---------------
               HOMEBUILDING (0.2%)
        2,000  Centex Corp.                                 4.55         11/01/2010                 1,570
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
        2,000  Royal Caribbean Cruises Ltd.                 7.25          6/15/2016                 1,290
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.3%)
        2,000  Stanley Works Capital Trust I                5.90         12/01/2045                 1,468
        1,000  Whirlpool Corp.                              7.75          7/15/2016                   990
                                                                                          ---------------
                                                                                                    2,458
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        1,000  Newell Rubbermaid, Inc.                      4.63         12/15/2009                   977
                                                                                          ---------------
               Total Consumer Discretionary                                                        20,434
                                                                                          ---------------

               CONSUMER STAPLES (0.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        2,000  Cargill, Inc. (a)                            6.00         11/27/2017                 1,611
                                                                                          ---------------
               FOOD RETAIL (0.4%)
        1,713  Ahold Lease USA, Inc.                        7.82          1/02/2020                 1,663
        2,000  Kroger Co. (c)                               5.50          2/01/2013                 1,845
                                                                                          ---------------
                                                                                                    3,508
                                                                                          ---------------
               SOFT DRINKS (0.2%)
        1,000  Bottling Group, LLC                          5.50          4/01/2016                   925
        1,000  Coca Cola Enterprises, Inc.                  7.38          3/03/2014                 1,015
                                                                                          ---------------
                                                                                                    1,940
                                                                                          ---------------
================================================================================
1  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               TOBACCO (0.1%)
$       1,000  Universal Corp.                              5.00%         9/01/2011         $       1,032
                                                                                          ---------------
               Total Consumer Staples                                                               8,091
                                                                                          ---------------

               ENERGY (3.5%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
        1,000  Occidental Petroleum Corp.                   7.00         11/01/2013                 1,030
        1,000  Polar Tankers, Inc. (a)                      5.95          5/10/2037                   705
                                                                                          ---------------
                                                                                                    1,735
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        2,000  Seacor Holdings, Inc. (c)                    5.88         10/01/2012                 1,709
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        2,000  Southwestern Energy Co.                      7.63          5/01/2027                 1,980
        1,000  XTO Energy, Inc.                             4.63          6/15/2013                   858
        1,000  XTO Energy, Inc.                             5.65          4/01/2016                   790
                                                                                          ---------------
                                                                                                    3,628
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
        2,000  Premcor Refining Group, Inc. (c)             7.50          6/15/2015                 1,838
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (2.5%)
          250  Buckeye Partners, LP                         5.13          7/01/2017                   205
        2,000  El Paso Energy Corp. (a)                     5.90          4/01/2017                 1,553
        1,000  Enterprise Products Operations, LP           5.65          4/01/2013                   885
        1,000  Enterprise Products Operations, LP           8.38          8/01/2066                   743
        2,000  Gulf South Pipeline Co., LP                  5.75          8/15/2012                 1,754
        2,000  Kaneb Pipe Line Operating Partnership, LP    5.88          6/01/2013                 1,604
        1,000  Kinder Morgan Finance Co.                    5.70          1/05/2016                   780
        2,000  Kinder Morgan, Inc.                          6.50          9/01/2012                 1,760
        1,000  NGPL PipeCo, LLC                             6.51         12/15/2012                   931
        2,000  NGPL PipeCo, LLC                             7.12         12/15/2017                 1,634
        1,000  Pacific Energy Partners, LP                  7.13          6/15/2014                   921
        2,000  Rockies Express Pipeline, LLC (a),(c)        6.25          7/15/2013                 1,922
        2,000  Sabine Pass LNG, LP                          7.25         11/30/2013                 1,430
        1,000  Spectra Energy Capital, LLC                  5.90          9/15/2013                   909
        3,000  TEPPCO Partners, LP                          7.00          6/01/2067                 2,070
          500  Transcontinental Gas Pipeline Corp.          8.88          7/15/2012                   486
        1,000  Valero Logistics Operations, LP              6.05          3/15/2013                   815
          500  Williams Partners Finance Corp.              7.50          6/15/2011                   435
          250  Williams Partners Finance Corp.              7.25          2/01/2017                   199
                                                                                          ---------------
                                                                                                   21,036
                                                                                          ---------------
               Total Energy                                                                        29,946
                                                                                          ---------------

               FINANCIALS (17.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
        2,000  American Capital Strategies Ltd.             6.85          8/01/2012                 1,595
        2,000  Mellon Bank, N.A.                            5.45          4/01/2016                 1,757
                                                                                          ---------------
                                                                                                    3,352
                                                                                          ---------------
               CONSUMER FINANCE (0.8%)
        3,000  American Express Co.                         6.80          9/01/2066                 1,672
        1,000  American Honda Finance Corp. (a)             6.70         10/01/2013                   982
        1,000  ERAC USA Finance Co. (a)                     6.20         11/01/2016                   651
        2,000  Ford Motor Credit Co. LLC                    7.00         10/01/2013                 1,109
        2,000  General Motors Acceptance Corp.              6.88          8/28/2012                 1,096
        1,000  SLM Corp.                                    3.74 (b)      1/26/2009                   948
        1,000  SLM Corp.                                    6.98 (b)      6/01/2009                   740
                                                                                          ---------------
                                                                                                    7,198
                                                                                          ---------------
               DIVERSIFIED BANKS (2.1%)
        3,000  BayernLB Capital Trust I                     6.20                  -(d)              1,416
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  2

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       1,000  Comerica Bank                                5.20%         8/22/2017         $         686
        1,000  Compass Bank                                 8.10          8/15/2009                   980
        1,000  Emigrant Bancorp, Inc. (a)                   6.25          6/15/2014                   969
        2,000  First Tennessee Bank, N.A.                   4.63          5/15/2013                 1,340
        2,000  First Union National Bank, FL                6.18          2/15/2036                 1,597
        3,000  First Union National Bank, NC (c)            6.18          2/15/2036                 2,396
        1,000  Huntington National Bank                     4.38          1/15/2010                   917
        2,000  Key Bank, N.A.                               5.45          3/03/2016                 1,419
        1,000  National City Bank                           4.50          3/15/2010                   925
        2,000  USB Capital IX                               6.19                  -(d)              1,040
        2,000  Wachovia Bank, N.A.                          6.60          1/15/2038                 1,586
        1,470  Wells Fargo Capital XIII                     7.70                  -(d)              1,203
        2,000  Wells Fargo Capital XV                       9.75                  -(d)              1,942
                                                                                          ---------------
                                                                                                   18,416
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
        2,400  Corrections Corp. of America                 7.50          5/01/2011                 2,280
        1,000  Geo Group, Inc.                              8.25          7/15/2013                   880
                                                                                          ---------------
                                                                                                    3,160
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.3%)
        1,000  First Republic Bank Corp.                    7.75          9/15/2012                   875
        2,000  Merrill Lynch & Co., Inc.                    6.05          8/15/2012                 1,822
                                                                                          ---------------
                                                                                                    2,697
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.9%)
        2,000  Blue Cross Blue Shield FL, Inc.              8.25         11/15/2011                 2,189
        2,000  Great-West Life & Annuity Insurance Co.(a)   7.15          5/16/2046                 1,359
        3,000  Jackson National Life Global Funding (a)     5.38          5/08/2013                 2,671
        4,000  Lincoln National Corp.                       7.00          5/17/2066                 1,882
        1,000  MetLife Global Funding I (a)                 5.13          4/10/2013                   895
        1,000  Metlife, Inc.                                6.82          8/15/2018                   863
        1,000  Monumental Global Funding II (a)             4.38          7/30/2009                   981
        3,000  North Front, Pass-Through Trust (a),(c)      5.81         12/15/2024                 1,344
        2,000  Prudential Financial, Inc.                   6.00         12/01/2017                 1,522
        3,000  StanCorp Financial Group, Inc.               6.90          5/29/2067                 2,509
                                                                                          ---------------
                                                                                                   16,215
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.1%)
        2,000  American General Finance Corp.               4.88          7/15/2012                   730
        2,000  American International Group, Inc. (a)       8.18          5/15/2058                   320
        3,000  Farmers Exchange Capital (a)                 7.05          7/15/2028                 2,021
        2,000  Genworth Financial, Inc.                     6.15         11/15/2066                   468
        2,000  Genworth Global Funding Trust                5.20         10/08/2010                 1,414
        4,000  Glen Meadow (a)                              6.51          2/12/2067                 1,959
        2,000  ILFC E-Capital Trust II (a)                  6.25         12/21/2065                   648
        2,000  Oil Casualty Insurance Ltd. (a)              8.00          9/15/2034                 1,831
        1,000  Oil Insurance Ltd. (a)                       7.56                  -(d)                507
                                                                                          ---------------
                                                                                                    9,898
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
        1,000  Leucadia National Corp.                      7.00          8/15/2013                   885
        1,000  Leucadia National Corp.                      7.13          3/15/2017                   860
                                                                                          ---------------
                                                                                                    1,745
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
        3,000  AgFirst Farm Credit Bank                     6.59                  -(d)              1,767
        2,000  Bank of America Corp.                        5.75         12/01/2017                 1,725
        1,000  Bank of America Corp.                        8.00                  -(d)                750
        1,000  Bank of America Corp.                        8.13                  -(d)                776
        2,000  General Electric Capital Corp.               4.80          5/01/2013                 1,799
        1,000  JPMorgan Chase & Co.                         7.90                  -(d)                813
        2,000  Northgroup Preferred Capital Corp. (a)       6.38                  -(d)              1,156
        2,000  Travelers Life & Annuity (a)                 5.13          8/15/2014                 1,605
                                                                                          ---------------
                                                                                                   10,391
                                                                                          ---------------
================================================================================
3  |  USAA INTERMEDIATE-TERM BOND FUND
================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (2.8%)
$       1,000  21st Century Insurance Group                 5.90%        12/15/2013         $         508
        2,500  Allstate Corp.                               6.13          5/15/2037                 1,399
        1,535  Assured Guaranty U.S. Holdings, Inc.         7.00          6/01/2034                 1,262
        2,425  Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   727
        2,500  Chubb Corp.                                  6.38          3/29/2037                 1,599
        1,000  Fidelity National Title Group, Inc.          5.25          3/15/2013                   986
        2,000  First American Capital Trust I               8.50          4/15/2012                 1,908
        2,275  Fund American Companies, Inc.                5.88          5/15/2013                 1,711
        1,000  Infinity Property & Casualty Corp.           5.50          2/18/2014                   998
        3,000  Liberty Mutual Group, Inc. (a)               7.00          3/15/2037                 1,619
        1,000  Markel Corp.                                 6.80          2/15/2013                   968
        2,500  MBIA Insurance Co. (a)                      14.00          1/15/2033                 1,351
        2,000  Ohio Casualty Corp.                          7.30          6/15/2014                 2,063
        4,000  Progressive Corp.                            6.70          6/15/2037                 2,385
        2,000  RLI Corp.                                    5.95          1/15/2014                 1,991
        3,000  Syncora Holdings Ltd.                        6.88                  -(d)                 60
        2,000  Travelers Companies, Inc.                    6.25          3/15/2037                 1,194
        4,000  XL Capital Ltd.                              6.50                  -(d)              1,121
                                                                                          ---------------
                                                                                                   23,850
                                                                                          ---------------
               REGIONAL BANKS (3.3%)
        1,750  Bank of Oklahoma                             5.75          5/15/2017                 1,487
        4,500  CBG Florida REIT Corp. (a)                   7.11                  -(d)                921
        2,000  Chittenden Corp.                             5.80          2/14/2017                 1,993
        1,000  City National Corp.                          5.13          2/15/2013                   828
        2,000  Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                 2,015
        3,000  Fifth Third Capital Trust IV                 6.50          4/15/2037                 1,249
        2,000  Fulton Capital Trust I                       6.29          2/01/2036                   798
        2,500  Huntington Capital III                       6.65          5/15/2037                 1,013
        2,000  Imperial Bank                                8.50          4/01/2009                 2,029
        1,500  National City Preferred Capital Trust I     12.00                  -(d)              1,369
        1,000  Popular North America Capital Trust I        6.56          9/15/2034                   543
        3,000  Regions Financing Trust II                   6.63          5/15/2047                 1,031
        1,000  SunTrust Banks, Inc.                         6.00          9/11/2017                   830
        2,000  Susquehanna Bancshares, Inc.                 4.75          5/01/2014                 1,968
        2,000  TCF Financial Bank                           5.00          6/15/2014                 1,928
        2,000  TCF National Bank                            5.50          2/01/2016                 1,924
        2,000  U.S. AgBank, FCB (a)                         6.11                  -(d)              1,218
        2,000  Webster Capital Trust IV                     7.65          6/15/2037                   601
        2,000  Whitney National Bank                        5.88          4/01/2017                 1,864
        1,000  Wilmington Trust Corp.                       8.50          4/02/2018                 1,046
        1,000  Zions Bancorp                                6.00          9/15/2015                   670
        1,000  Zions Bancorp                                5.50         11/16/2015                   669
                                                                                          ---------------
                                                                                                   27,994
                                                                                          ---------------
               REITS - DIVERSIFIED (0.3%)
        1,000  Liberty Property, LP                         5.13          3/02/2015                   753
        1,000  Liberty Property, LP                         6.63         10/01/2017                   734
        1,000  Washington REIT                              5.35          5/01/2015                   873
                                                                                          ---------------
                                                                                                    2,360
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
        1,000  AMB Property, LP                             6.30          6/01/2013                   972
        1,000  ProLogis Trust                               5.50          4/01/2012                   650
        1,000  ProLogis Trust                               5.75          4/01/2016                   530
                                                                                          ---------------
                                                                                                    2,152
                                                                                          ---------------
               REITS - OFFICE (0.5%)
        2,000  Brandywine Operating Partnership, LP         4.50         11/01/2009                 1,835
        1,000  Duke Realty, LP                              5.50          3/01/2016                   673
        1,000  Duke Realty, LP                              5.95          2/15/2017                   681
        1,000  Duke Realty, LP                              6.50          1/15/2018                   646
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  4
================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       1,000  HRPT Properties Trust                        6.65%         1/15/2018         $         691
                                                                                          ---------------
                                                                                                    4,526
                                                                                          ---------------
               REITS - RESIDENTIAL (0.6%)
        2,000  AvalonBay Communities, Inc.                  5.50          1/15/2012                 1,746
        1,000  ERP Operating, LP                            6.63          3/15/2012                   910
        1,000  Post Apartment Homes, LP                     5.45          6/01/2012                   979
        2,000  UDR, Inc.                                    5.13          1/15/2014                 1,597
                                                                                          ---------------
                                                                                                    5,232
                                                                                          ---------------
               REITS - RETAIL (1.2%)
        1,000  Federal Realty Investment Trust              6.20          1/15/2017                   832
        1,000  National Retail Properties, Inc.             6.88         10/15/2017                   913
        1,000  Pan Pacific Retail Properties, Inc.          7.95          4/15/2011                 1,079
        1,000  Pan Pacific Retail Properties, Inc.          5.25          9/01/2015                   912
        2,000  Realty Income Corp.                          6.75          8/15/2019                 1,534
        2,000  Rouse Co.                                    7.20          9/15/2012                   700
        2,000  Rouse Co.                                    5.38         11/26/2013                   690
        1,000  Rouse Co. LP (a)                             6.75          5/01/2013                   345
        1,000  Simon Property Group, LP                     5.30          5/30/2013                   826
        1,000  Simon Property Group, LP                     6.10          5/01/2016                   746
        2,000  Weingarten Realty Investors                  4.86          1/15/2014                 1,874
                                                                                          ---------------
                                                                                                   10,451
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
        1,000  Hospitality Properties Trust                 5.13          2/15/2015                   732
        1,000  Ventas Realty, LP                            9.00          5/01/2012                   945
                                                                                          ---------------
                                                                                                    1,677
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
        3,000  Financial Security Assurance Holdings
                     Ltd. (a)                               6.40         12/15/2066                   898
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
        1,000  Independence Community Bank Corp.            3.75          4/01/2014                   769
        2,000  Sovereign Bank                               4.51(b)       8/01/2013                 1,513
        2,000  Washington Mutual Preferred Funding Trust
                     I (a),(j)                              6.53                  -(d)                 13
                                                                                          ---------------
                                                                                                    2,295
                                                                                          ---------------
               Total Financials                                                                   154,507
                                                                                          ---------------

               HEALTH CARE (0.5%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
        1,000  Hospira, Inc.                                6.05          3/30/2017                   841
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
        1,000  Laboratory Corp. of America                  5.63         12/15/2015                   808
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
          500  Fisher Scientific International, Inc.        6.75          8/15/2014                   436
                                                                                          ---------------
               MANAGED HEALTH CARE (0.2%)
        2,000  Highmark, Inc. (a)                           6.80          8/15/2013                 2,115
                                                                                          ---------------
               Total Health Care                                                                    4,200
                                                                                          ---------------

               INDUSTRIALS (1.2%)
               ------------------
               AIRLINES (0.7%)
          212  America West Airlines, Inc.                  6.85          7/02/2009                   206
          330  America West Airlines, Inc.                  6.87          1/02/2017                   272
        1,855  America West Airlines, Inc. (INS)            7.93          1/02/2019                 1,636
        1,067  American Airlines, Inc. (INS)                3.86          7/09/2010                   865
        1,000  American Airlines, Inc.                      6.82          5/23/2011                   680
        1,490  Continental Airlines, Inc.                   6.55          2/02/2019                 1,266
        1,124  Continental Airlines, Inc. (INS)             6.24          3/15/2020                   851
                                                                                          ---------------
                                                                                                    5,776
                                                                                          ---------------
================================================================================
5  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (0.2%)
$       1,000  USG Corp.                                    6.30%        11/15/2016         $         605
        1,000  USG Corp.                                    7.75          1/15/2018                   695
                                                                                          ---------------
                                                                                                    1,300
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.1%)
        1,000  Pall Corp. (a)                               6.00          8/01/2012                 1,082
                                                                                          ---------------
               RAILROADS (0.2%)
        2,000  Norfolk Southern Corp.                       7.70          5/15/2017                 1,969
                                                                                          ---------------
               Total Industrials                                                                   10,127
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.6%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
        1,000  Computer Sciences Corp. (a)                  5.50          3/15/2013                   868
        2,000  Fiserv, Inc.                                 6.13         11/20/2012                 1,763
        1,000  Iron Mountain, Inc.                          7.75          1/15/2015                   865
        2,000  SunGard Data Systems, Inc.                   3.75          1/15/2009                 1,960
                                                                                          ---------------
                                                                                                    5,456
                                                                                          ---------------
               Total Information Technology                                                         5,456
                                                                                          ---------------

               MATERIALS (0.6%)
               ----------------
               DIVERSIFIED CHEMICALS (0.1%)
        1,000  E.I. du Pont de Nemours and Co.              6.00          7/15/2018                   917
                                                                                          ---------------
               GOLD (0.2%)
        2,000  Barrick Gold Finance Co., LLC                6.13          9/15/2013                 1,875
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
        1,000  Owens Brockway Glass Container, Inc.         6.75         12/01/2014                   870
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
        2,000  International Paper Co.                      7.40          6/15/2014                 1,682
                                                                                          ---------------
               Total Materials                                                                      5,344
                                                                                          ---------------

               MUNICIPAL BONDS (0.1%)
               ----------------------
               MISCELLANEOUS (0.1%)
          896  Keenan Development Association of
                     Tennessee, LLC (INS)                   5.02          7/15/2028                   833
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
        1,708  Citizens Communications Co.                  6.25          1/15/2013                 1,422
        3,000  Qwest Communications International, Inc.     7.25          2/15/2011                 2,438
        1,000  Verizon Communications, Inc.                 5.25          4/15/2013                   920
                                                                                          ---------------
                                                                                                    4,780
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        1,000  AT&T Wireless Services, Inc.                 7.88          3/01/2011                   998
                                                                                          ---------------
               Total Telecommunication Services                                                     5,778
                                                                                          ---------------

               UTILITIES (7.3%)
               ----------------
               ELECTRIC UTILITIES (4.4%)
        1,000  Ameren UE                                    5.10         10/01/2019                   718
        1,000  Baltimore Gas and Electric Co.               5.90         10/01/2016                   829
        1,000  Bruce Mansfield Unit 1 & 2 2007 Pass
                     Through Trust                          6.85          6/01/2034                   984
        1,045  Carolina Power & Light Co.                   6.13          9/15/2033                   881
        1,903  Cedar Brakes II, LLC (a)                     9.88          9/01/2013                 1,975
        2,000  Commonwealth Edison Co.                      5.80          3/15/2018                 1,644
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  6

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       2,550  Entergy Gulf States, Inc.                    5.70%         6/01/2015         $       2,102
        1,000  Entergy Louisiana, Inc.                      5.83         11/01/2010                   985
        1,000  Entergy Mississippi, Inc.                    5.92          2/01/2016                   851
          808  FPL Energy National Wind, LLC (a)            5.61          3/10/2024                   655
        2,000  FPL Group Capital, Inc.                      6.35         10/01/2066                 1,141
        1,000  FPL Group Capital, Inc.                      7.30          9/01/2067                   651
        1,000  Illinois Power Co.                           6.13         11/15/2017                   814
        1,000  Illinois Power Co. (a)                       9.75         11/15/2018                 1,003
        2,320  ITC Holdings Corp. (a)                       5.25          7/15/2013                 2,147
        1,000  MidAmerican Energy Holdings Co.              5.88         10/01/2012                   948
        1,000  MidAmerican Energy Holdings Co.              5.80         10/15/2036                   719
        2,000  Monongahela Power Co.                        7.36          1/15/2010                 1,994
        1,000  Nevada Power Co.                             6.50          5/15/2018                   848
        1,000  New York State Electric & Gas Corp.          5.50         11/15/2012                   940
        2,000  Northeast Utilities                          5.65          6/01/2013                 1,889
          597  Oglethorpe Power Corp.                       6.97          6/30/2011                   621
        1,000  Oncor Electric Delivery Co.,  LLC (a)        5.95          9/01/2013                   918
          686  Power Contract Financing, LLC (a)            6.26          2/01/2010                   696
        1,000  PPL Capital Funding, Inc.                    6.70          3/30/2067                   581
        2,000  PPL Energy Supply, LLC                       6.40         11/01/2011                 1,919
        1,000  PSI Energy, Inc.                             6.05          6/15/2016                   827
        2,000  Public Service Co. of New Mexico             7.95          5/15/2018                 1,634
        1,000  Public Service Co. of Oklahoma               6.15          8/01/2016                   860
        1,000  Sierra Pacific Power Co.                     6.25          4/15/2012                   982
          993  Texas Competitive Electric Holding Co.,
                     LLC (e)                                4.97 (b)     10/10/2014                   782
          993  Texas Competitive Electric Holding Co.,
                     LLC (e)                                6.30 (b)     10/10/2014                   782
          913  Tristate General & Transport Association(a)  6.04          1/31/2018                   782
        1,000  Union Electric Co.                           6.70          2/01/2019                   833
        1,000  Virginia Electric Power Co.                  5.40          1/15/2016                   854
                                                                                          ---------------
                                                                                                   37,789
                                                                                          ---------------
               GAS UTILITIES (1.7%)
        2,000  AGL Capital Corp.                            6.38          7/15/2016                 1,710
        2,000  Atmos Energy Corp.                           6.35          6/15/2017                 1,594
        1,000  Centerpoint Energy Resources Corp.           5.95          1/15/2014                   851
        1,000  Duke Capital Corp., LLC                      8.00         10/01/2019                   903
        1,000  Enbridge Energy Partners, LP                 4.75          6/01/2013                   894
        2,000  Enbridge Energy Partners, LP                 8.05         10/01/2037                 1,224
        1,000  Energy Transfer Partners, LP                 6.00          7/01/2013                   888
        2,000  Equitable Resources Foundation, Inc.         6.50          4/01/2018                 1,697
        2,000  Michigan Consolidated Gas Co. (INS)          5.00         10/01/2019                 1,574
        1,000  National Fuel Gas Co.                        7.38          6/13/2025                   890
        1,000  Northern Natural Gas Co. (a)                 5.38         10/31/2012                   930
        1,000  Questar Pipeline Co.                         5.83          2/01/2018                   842
        1,000  Southern Star Central Gas Pipeline, Inc.(a)  6.00          6/01/2016                   875
                                                                                          ---------------
                                                                                                   14,872
                                                                                          ---------------
               MULTI-UTILITIES (1.0%)
        2,000  Black Hills Corp.                            6.50          5/15/2013                 1,881
        1,000  CenterPoint Energy, Inc.                     7.25          9/01/2010                   972
        1,000  Energy East Corp.                            6.75          6/15/2012                   973
        1,000  NiSource Finance Corp.                       6.40          3/15/2018                   726
        2,000  Puget Sound Energy, Inc.                     6.97          6/01/2067                 1,680
        2,000  Wisconsin Energy Corp.                       6.25          5/15/2067                 1,042
        2,000  WPS Resources Corp.                          6.11         12/01/2066                 1,061
                                                                                          ---------------
                                                                                                    8,335
                                                                                          ---------------
               WATER UTILITIES (0.2%)
        2,000  American Water Capital Corp.                 6.09         10/15/2017                 1,548
                                                                                          ---------------
               Total Utilities                                                                     62,544
                                                                                          ---------------
               Total Corporate Obligations (cost: $402,558)                                       307,260
                                                                                          ---------------
================================================================================
7  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (6.6%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               FOOD RETAIL (0.1%)
$         500  Ahold Finance U.S.A., Inc.                   6.25%         5/01/2009         $         495
                                                                                          ---------------

               ENERGY (0.6%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
        1,000  Nakilat, Inc. (a)                            6.07         12/31/2033                   748
        1,200  PEMEX Finance Ltd.                           8.88         11/15/2010                 1,265
          500  PEMEX Finance Ltd.                           9.03          2/15/2011                   527
        2,000  Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                 1,390
                                                                                          ---------------
                                                                                                    3,930
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
          546  Delek & Avner-Yam Tethys Ltd. (a)            3.90 (b)      8/01/2013                   546
          556  Delek & Avner-Yam Tethys Ltd. (a)            5.33          8/01/2013                   562
                                                                                          ---------------
                                                                                                    1,108
                                                                                          ---------------
               Total Energy                                                                         5,038
                                                                                          ---------------

               FINANCIALS (5.2%)
               -----------------
               DIVERSIFIED BANKS (3.6%)
        2,000  Banco Nacional De Comercio Exterior SNC(a)   3.88          1/21/2009                 1,973
        1,000  Banco Santander (a)                          5.38         12/09/2014                   820
        4,000  Barclays Bank plc (a),(c)                    5.93                  -(d)              2,150
        3,000  BBVA International Preferred S.A.
                     Unipersonal (a)                        5.92                  -(d)              1,409
        2,000  BNP Paribas (a)                              5.19                  -(d)              1,304
        1,000  BOI Capital Funding Number 2, LP (a)         5.57                  -(d)                330
        2,000  BOI Capital Funding Number 3, LP (a)         6.11                  -(d)                660
        3,000  HBOS plc (a),(c)                             5.38                  -(d)              1,494
        2,000  HSBC Capital Funding, LP (a)                 9.55                  -(d)              1,660
        4,000  Lloyds TSB Group plc (a),(c)                 6.27                  -(d)              1,817
        3,000  Mizuho Capital Investment 1 Ltd. (a)         6.69                  -(d)              1,653
        2,000  MUFG Capital Finance 1 Ltd.                  6.35                  -(d)              1,402
        3,000  National Capital Trust II (a)                5.49                  -(d)              1,739
        2,000  Nordea Bank AB (a)                           5.42                  -(d)              1,130
        2,000  Rabobank Capital Funding Trust III (a)       5.25                  -(d)              1,300
        5,000  Royal Bank of Scotland Group plc             7.64                  -(d)              2,395
        2,500  Skandinaviska Enskilda Banken AB (a)         5.47                  -(d)              1,399
        2,000  Societe Generale (a)                         5.92                  -(d)              1,172
        3,000  Standard Chartered plc (a)                   6.41                  -(d)              1,589
        2,000  Sumitomo Mitsui Financial Group (a)          6.08                  -(d)              1,385
        2,000  UFJ Finance Aruba AEC                        8.75                  -(d)              1,997
        1,000  Westpac Capital Trust IV (a)                 5.26                  -(d)                588
                                                                                          ---------------
                                                                                                   31,366
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
        3,000  AXA S.A. (a)                                 6.46                  -(d)              1,649
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
        4,000  ING Capital Funding Trust III (c)            8.44                  -(d)              3,115
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        3,000  ZFS Finance USA Trust II (a)                 6.45         12/15/2065                 1,860
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        1,000  Allied World Assurance Holdings Ltd.         7.50          8/01/2016                   824
        3,000  Catlin Insurance Co. Ltd. (a)                7.25                  -(d)                744
                                                                                          ---------------
                                                                                                    1,568
                                                                                          ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  8

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (0.1%)
$       2,000  Credit Agricole S.A. (a)                     6.64%                 -(d)      $         959
        2,000  Glitnir Banki hf (a),(j)                     7.45                  -(d)                 30
                                                                                          ---------------
                                                                                                      989
                                                                                          ---------------
               REINSURANCE (0.4%)
        1,000  Max USA Holdings Ltd. (a)                    7.20          4/14/2017                   845
        2,000  Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 1,978
        1,000  Platinum Underwriters Finance, Inc.          7.50          6/01/2017                   942
                                                                                          ---------------
                                                                                                    3,765
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
        1,000  QBE Capital Funding II, LP (a)               6.80                  -(d)                426
                                                                                          ---------------
               Total Financials                                                                    44,738
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               BUILDING PRODUCTS (0.2%)
        2,000  CRH America, Inc.                            6.00          9/30/2016                 1,445
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
        1,000  Siemens Financieringsmat (a)                 6.13          8/17/2026                   813
                                                                                          ---------------
               RAILROADS (0.1%)
        1,000  Kansas City Southern de Mexico, S.A. de C.V. 9.38          5/01/2012                   850
                                                                                          ---------------
               Total Industrials                                                                    3,108
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
        1,000  Brascan Corp.                                8.13         12/15/2008                   994
        2,000  Glencore Funding, LLC (a)                    6.00          4/15/2014                 1,893
                                                                                          ---------------
                                                                                                    2,887
                                                                                          ---------------
               Total Materials                                                                      2,887
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $88,224)                             56,266
                                                                                          ---------------

               ASSET-BACKED SECURITIES (12.3%)

               FINANCIALS (12.2%)
               ------------------
               ASSET-BACKED FINANCING (12.2%)
          986  Aerco Ltd. (a)                               5.08 (b)      7/15/2025                   989
        3,000  AESOP Funding II, LLC (a)                    4.50 (b)      3/20/2012                 2,354
          639  Airport Airplanes                            2.86 (b)      3/15/2019                   543
        2,000  American Express Credit Account Master
                     Trust (a)                              4.84 (b)      3/17/2014                 1,545
        3,000  American Express Credit Account Master
                     Trust (a)                              4.91 (b)      9/15/2016                 1,815
          235  AmeriCredit Automobile Receivables Trust     5.31          1/06/2011                   235
        5,000  AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                 4,338
        6,000  ARG Funding Corp. (a)                        4.29          4/20/2011                 5,512
        2,000  Banc of America Securities Auto Trust        5.51          2/19/2013                 1,734
        3,000  Bank of America Auto Trust (a)               5.73          1/20/2013                 2,801
        4,000  Bank One Issuance Trust (c)                  4.77          2/16/2016                 2,777
        2,000  Cabela's Credit Card Master Note Trust (a)   5.26         10/15/2014                 1,722
        2,771  Capital One Auto Finance Trust               5.03          4/15/2012                 2,666
        2,605  Capital One Auto Finance Trust               5.13          4/16/2012                 2,441
        1,803  Capital One Auto Finance Trust (INS)         4.71          6/15/2012                 1,673
        1,000  Capital One Auto Finance Trust               4.59 (b)      5/15/2013                   777
        3,000  Capital One Multi-asset Execution Trust      6.00          8/15/2013                 2,652
           75  Carmax Auto Owner Trust                      5.30          3/15/2010                    75
        2,000  Caterpillar Financial Asset Trust            4.94          4/25/2014                 1,921
        3,000  CenterPoint Energy Transition Bond Co., LLC  4.19          2/01/2020                 2,744
================================================================================
9  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       1,000  Citibank Credit Card Issuance Trust          6.95%         2/18/2014         $         836
        4,000  Citibank Credit Card Issuance Trust          7.75          6/20/2014                 3,176
        1,000  Citibank Credit Card Issuance Trust          5.50          3/24/2017                   628
        1,000  Citibank Credit Card Issuance Trust          5.65          9/20/2019                   741
           68  CPS Auto Receivables Trust (a)               5.32          8/15/2010                    67
        5,000  CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 4,520
        2,000  Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 2,001
          855  Detroit Edison                               6.19          3/01/2013                   867
        2,000  GE Capital Credit Card Master Note Trust     4.67 (b)      9/15/2012                 1,864
        2,000  GE Capital Credit Card Master Note Trust     4.83 (b)      3/15/2013                 1,718
        1,000  GE Capital Credit Card Master Note Trust     4.60 (b)      3/15/2015                   780
        2,000  Hertz Vehicle Financing, LLC (a)             5.01          2/25/2011                 1,881
        2,000  Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                 1,781
        2,000  Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                 1,853
        3,000  HSBC Automotive Trust                        4.94         11/19/2012                 2,831
        5,000  Huntington Auto Trust (a)                    4.81          4/16/2012                 4,723
        2,000  Hyundai Auto Receivables Trust               5.48         11/17/2014                 1,810
          269  Long Beach Auto Receivables Trust            5.15         11/15/2010                   269
        3,020  MBNA Master Credit Card Note Trust (a)       6.65          8/15/2011                 2,980
        2,000  MBNA Master Credit Card Note Trust           6.80          7/15/2014                 1,588
        2,000  Nissan Auto Receivables Owner Trust          4.28          6/16/2014                 1,822
        3,000  Nissan Auto Receivables Owner Trust          4.92         11/17/2014                 2,712
        5,000  Rental Car Finance Corp. (a),(c)             3.40 (b)      7/25/2013                 4,016
        4,528  Santander Drive Auto Receivables Trust       5.05          9/15/2011                 4,474
        2,000  SLM Student Loan Trust                       4.09         10/25/2038                 1,584
        1,655  Triad Auto Receivables Owners Trust          5.30         10/12/2011                 1,625
        2,438  Trinity Rail Leasing, LP (INS)(f)            5.27          8/14/2027                 1,459
        1,816  Trinity Rail Leasing, LP (a)                 5.90          5/14/2036                 1,246
        3,214  USXL Funding, LLC (INS)(a)                   5.38          4/15/2014                 2,932
        3,000  Wachovia Auto Owner Trust                    5.35          3/20/2014                 2,696
        3,000  WFS Financial Owner Trust                    4.76          5/17/2013                 2,221
                                                                                          ---------------
                                                                                                  105,015
                                                                                          ---------------
               Total Financials                                                                   105,015
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
        1,091  United Airlines, Inc.                        7.78          1/01/2014                 1,042
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $117,095)                                     106,057
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (22.9%)

               FINANCIALS (22.9%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (21.9%)
        2,000  Banc of America Commercial Mortgage,
                     Inc.                                   6.20          1/10/2018                 1,366
          870  Banc of America Commercial Mortgage,
                     Inc.                                   6.56          4/11/2037                   824
        1,000  Banc of America Commercial Mortgage,
                     Inc.                                   5.26         11/10/2042                   647
        1,000  Banc of America Commercial Mortgage,
                     Inc.                                   5.26         11/10/2042                   721
        3,000  Banc of America Commercial Mortgage,
                     Inc.                                   4.77          7/10/2043                 2,049
        4,000  Banc of America Commercial Mortgage, Inc.
                     (c)                                    5.72 (b)      5/10/2045                 3,579
          972  Banc of America Commercial Mortgage, Inc.
                     (a)                                    5.32 (b)      9/10/2047                   571
        1,500  Bear Stearns Commercial Mortgage
                     Securities, Inc. (a)                   6.00          6/16/2030                 1,322
        3,000  Bear Stearns Commercial Mortgage
                     Securities, Inc.                       5.63 (b)      4/12/2038                 2,684
        1,370  Bear Stearns Commercial Mortgage
                     Securities, Inc.                       4.00          3/13/2040                 1,294
        2,000  Bear Stearns Commercial Mortgage
                     Securities, Inc.                       5.53 (b)     10/12/2041                 1,718
        2,000  Bear Stearns Commercial Mortgage
                     Securities, Inc.                       4.82          2/13/2042                 1,758
================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  10

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       4,000  Chase Commercial Mortgage Securities
                     Corp. (c)                              7.73%         1/15/2032         $       3,966
          627  Chase Commercial Mortgage Securities
                     Corp.                                  7.76          4/15/2032                   629
        1,782  Chase Commercial Mortgage Securities
                     Corp.                                  7.32         10/15/2032                 1,791
        1,000  Citigroup Commercial Mortgage Trust          5.23          7/15/2044                   584
        2,000  Citigroup Commercial Mortgage Trust          5.23 (b)      7/15/2044                 1,389
        2,000  Citigroup Commercial Mortgage Trust (a)      4.83          9/20/2051                 1,506
        2,000  Commercial Mortgage Trust                    7.64         11/17/2032                 1,982
        3,000  Commercial Mortgage Trust                    4.58         10/15/2037                 2,673
        3,992  Commercial Mortgage Trust (a)                4.02          3/03/2041                 3,370
        3,000  Commercial Mortgage Trust                    5.12          6/10/2044                 2,414
        3,000  Credit Suisse First Boston Mortgage
                     Securities Corp. (a)                   6.65         12/18/2035                 2,962
        2,340  Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.30          7/15/2036                 2,309
        2,000  Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.92          4/15/2037                 1,396
        3,000  Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.10          8/15/2038                 2,530
        1,000  Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.82         10/15/2039                   754
        1,000  Credit Suisse First Boston Mortgage
                     Securities Corp.                       7.17          5/17/2040                   988
        2,000  Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.23         12/15/2040                 1,128
        2,000  Deutsche Mortgage & Asset Receiving
                     Corp.                                  7.50          6/15/2031                 2,012
        1,000  Diversified REIT (a)                         6.97          3/08/2010                 1,006
        2,000  Diversified REIT (a)                         6.78          3/18/2011                 2,016
        3,230  DLJ Commercial Mortgage Corp.                7.30          6/10/2032                 3,227
        3,650  First Union National Bank-Chase Manhattan
                     Bank Commercial Mortgage Trust         7.06          6/15/2031                 3,640
          618  G-Force, LLC (a)                             4.39          8/22/2036                   557
        1,500  GE Capital Commercial Mortgage Corp. (a)     5.34         12/10/2037                 1,382
        1,000  GE Capital Commercial Mortgage Corp.         5.33 (b)     11/10/2045                   570
        2,000  Global Signal Trust (a)                      5.59          2/15/2036                 1,908
        1,115  GMAC Commercial Mortgage Security, Inc.      7.08 (b)      5/15/2033                 1,112
          562  GMAC Commercial Mortgage Security, Inc.      6.50          5/15/2035                   558
        1,500  GMAC Commercial Mortgage Security, Inc.      5.04 (b)     12/10/2041                 1,011
        2,829  GMAC Commercial Mortgage Security, Inc.      4.81          5/10/2043                 1,951
        3,181  GS Mortgage Securities Corp. II (a)          6.04          8/15/2018                 3,139
        2,000  GS Mortgage Securities Corp. II              5.53          8/10/2038                 1,574
        1,594  GS Mortgage Securities Corp. II              4.30          1/10/2040                 1,488
        5,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                   4.82          9/12/2037                 4,485
        4,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.99          9/12/2037                 2,758
        2,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.49          4/15/2043                 1,776
        2,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.79          6/12/2043                 1,783
        5,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                   5.42         12/12/2043                 4,311
        2,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.18 (b)     12/15/2044                 1,615
        2,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.30 (b)     12/15/2044                 1,390
        4,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                   5.88 (b)      4/15/2045                 3,611
        1,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.37          5/15/2045                   869
        2,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.63          3/15/2046                 1,916
        1,000  LB-UBS Commercial Mortgage Trust (a)         6.83          7/14/2016                   986
        4,000  LB-UBS Commercial Mortgage Trust             4.58          8/15/2029                 3,685
        3,000  LB-UBS Commercial Mortgage Trust             5.64 (b)      3/15/2032                 2,678
================================================================================
11  |  USAA INTERMEDIATE-TERM BOND FUND
================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       2,000  LB-UBS Commercial Mortgage Trust             5.39%         4/15/2040         $       1,209
        3,000  Machine One Trust (a),(c)                    5.22          5/28/2040                 2,623
           72  Merrill Lynch Mortgage Investors, Inc.       6.48         11/15/2026                    72
        3,050  Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                 3,048
        2,000  Merrill Lynch Mortgage Trust                 5.24         11/12/2037                 1,392
        2,000  Merrill Lynch Mortgage Trust                 5.10 (b)      7/12/2038                 1,253
        4,000  Merrill Lynch Mortgage Trust                 5.76          8/12/2043                 3,313
        2,000  Merrill Lynch Mortgage Trust                 5.38 (b)      1/12/2044                 1,143
        2,000  Merrill Lynch Mortgage Trust (a)             6.27          2/12/2051                   975
        2,000  Merrill Lynch Mortgage Trust                 6.27          2/12/2051                 1,181
        3,000  Merrill Lynch-Countrywide Commercial
                     Mortgage Trust                         6.11 (b)      6/12/2046                 1,950
        2,000  Merrill Lynch-Countrywide Commercial
                     Mortgage Trust                         5.38 (b)      7/12/2046                 1,733
        4,000  Morgan Stanley Capital I, Inc.               5.80 (b)      8/12/2041                 3,578
        4,600  Morgan Stanley Capital I, Inc.               5.69          7/12/2044                 4,036
        3,445  Morgan Stanley Capital I, Inc.               4.89          6/12/2047                 2,744
        5,000  Morgan Stanley Dean Witter Capital I,
                     Inc. (a),(c)                           5.13          5/24/2043                 4,171
        2,000  Morgan Stanley Dean Witter Capital I,
                     Inc.                                   4.54          7/15/2056                 1,736
        3,000  Mortgage Capital Funding, Inc.               7.18 (b)      6/18/2030                 3,010
        2,000  Nationslink Funding Corp. (a)                7.10 (b)      1/20/2031                 1,970
        4,020  Nationslink Funding Corp.                    7.10          1/20/2031                 4,004
          244  Paine Weber Mortgage Acceptance Corp.        6.82          6/15/2032                   243
        3,000  PNC Mortgage Acceptance Corp.                7.51         12/10/2032                 3,004
        3,213  Prudential Securities Secured Financing
                     Corp.                                  6.76          6/16/2031                 2,981
        1,000  SBA Commercial Mortgage-Backed Trust (a)     5.56         11/15/2036                   915
        1,981  Structured Asset Securities Corp.            7.15         10/12/2034                 1,985
        2,000  Timberstar Trust (a)                         5.75         10/15/2036                 1,618
       10,000  Wachovia Bank Commercial Mortgage Trust (c)  5.00          7/15/2041                 9,746
        2,000  Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042                 1,631
        2,000  Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042                 1,783
        5,000  Wachovia Bank Commercial Mortgage Trust      5.62          7/15/2045                 4,547
        5,000  Wachovia Bank Commercial Mortgage Trust (c)  5.50         10/15/2048                 4,511
                                                                                          ---------------
                                                                                                  188,023
                                                                                          ---------------
               ESCROWED BONDS (0.4%)
        1,000  GS Mortgage Securities Corp. II              6.62          5/03/2018                 1,072
        2,000  Hilton Hotels Pool Trust (a)                 7.46         10/03/2015                 2,016
                                                                                          ---------------
                                                                                                    3,088
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
        2,000  Banc of America Commercial Mortgage, Inc.    5.11          9/10/2047                 1,495
       30,362  Credit Suisse First Boston Mortgage
                     Securities Corp., acquired
                     8/30/2004; cost $1,314(a),(g)          0.93          1/15/2037                   597
       30,051  Credit Suisse First Boston Mortgage
                     Securities Corp., acquired
                     6/17/2003 & 12/05/2007; cost
                     $1,428(a),(g)                          1.70          5/15/2038                   708
       20,758  Greenwich Capital Commercial Funding
                     Corp., acquired 7/17/2003 &
                     8/13/2003; cost $1,188(a),(g)          1.98          1/11/2035                   418
       65,426  GS Mortgage Securities Corp. II, acquired
                     5/13/2004; cost $984(a),(g)            0.20          5/03/2018                   391
        8,488  LB-UBS Commercial Mortgage Trust,
                     acquired 7/16/2003; cost
                     $429(a),(g)                            0.66          4/15/2037                    83
        2,000  Merrill Lynch Mortgage Trust                 4.86         10/12/2041                 1,640
       12,395  Morgan Stanley Dean Witter Capital I,
                     Inc., acquired 1/23/2004; cost
                     $675(a),(g)                            0.85          9/13/2045                   278
                                                                                          ---------------
                                                                                                    5,610
                                                                                          ---------------
               Total Financials                                                                   196,721
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $221,635)                              196,721
                                                                                          ---------------
================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  12

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (17.3%)(H)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
$       2,000  Freddie Mac (+)                              4.50%         1/15/2029         $       2,011
          956  Freddie Mac (+)                              6.00          2/15/2013                   980
          594  Government National Mortgage Assn.           6.00          3/20/2014                   598
                                                                                          ---------------
                                                                                                    3,589
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        5,701  Government National Mortgage Assn.           1.77          7/16/2010                   119
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (16.9%)
        5,000  Fannie Mae (+) (i)                           5.00         11/01/2038                 4,737
        9,224  Fannie Mae (+)                               5.50         11/01/2037                 9,018
        4,886  Fannie Mae (+)                               5.50          6/01/2038                 4,776
        9,907  Fannie Mae (+)                               5.50          8/01/2038                 9,685
       50,000  Fannie Mae (+) (i)                           5.50         11/01/2038                48,852
        9,352  Fannie Mae (+) (c)                           6.00          4/01/2037                 9,353
        9,968  Fannie Mae (+)                               6.00          7/01/2037                 9,970
        4,751  Fannie Mae (+)                               6.00         11/01/2037                 4,752
       18,584  Fannie Mae (+) (c)                           6.00         11/01/2037                18,587
        9,964  Fannie Mae (+)                               6.00         11/01/2037                 9,966
        4,899  Fannie Mae (+)                               6.00          7/01/2038                 4,900
        4,988  Fannie Mae (+)                               6.00          8/01/2038                 4,989
        2,025  Freddie Mac (+)                              5.00          9/01/2020                 1,982
        3,763  Freddie Mac (+)                              5.50          4/01/2036                 3,673
                                                                                          ---------------
                                                                                                  145,240
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $151,304)                               148,948
                                                                                          ---------------

               U.S. TREASURY SECURITIES (1.3%)

               INFLATION-INDEXED NOTES (1.3%)
       12,784  2.38%, 1/15/2025 (c) (cost:  $13,165)                                               11,077
                                                                                          ---------------

               MUNICIPAL BONDS (3.8%)

               AIRPORT/PORT (0.4%)
        2,000  College Park (INS)                           5.76          1/01/2015                 1,914
        1,890  Riverside (INS)                              5.19          8/01/2017                 1,720
                                                                                          ---------------
                                                                                                    3,634
                                                                                          ---------------
               APPROPRIATED DEBT (0.4%)
        1,860  Commonwealth Financing Auth. (INS)           5.63          6/01/2023                 1,868
        1,515  Reeves County (INS)                          5.75          3/01/2012                 1,509
                                                                                          ---------------
                                                                                                    3,377
                                                                                          ---------------
               CASINOS & GAMING (0.5%)
        1,000  Mashantucket (Western) Pequot Tribe (a)      5.91          9/01/2021                   729
        3,700  Seneca Nation of Indians Capital
                     Improvements Auth. (c)                 6.75         12/01/2013                 3,486
                                                                                          ---------------
                                                                                                    4,215
                                                                                          ---------------
               EDUCATION (0.4%)
        2,000  California State Univ. (INS)                 5.27         11/01/2017                 2,012
================================================================================
13  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================
    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$       1,000  Univ. of Oklahoma                            5.25%        11/01/2019         $         911
                                                                                          ---------------
                                                                                                    2,923
                                                                                          ---------------
               ELECTRIC/GAS UTILITIES (0.1%)
        1,000  North Carolina Eastern Municipal Power
                     Agency                                 5.23          1/01/2011                   986
                                                                                          ---------------
               GENERAL OBLIGATION (0.2%)
        1,000  Bucks County (INS)                           3.94         12/15/2008                 1,000
        1,000  Riverside (INS)                              4.21          2/15/2011                   978
                                                                                          ---------------
                                                                                                    1,978
                                                                                          ---------------
               HOSPITAL (0.1%)
        1,000  Medical Univ. (INS)                          5.01          2/15/2015                   924
                                                                                          ---------------
               MULTIFAMILY HOUSING (0.1%)
        1,080  American Eagle Northwest LLC                 4.97         12/15/2018                 1,055
                                                                                          ---------------
               NURSING/CCRC (0.2%)
        2,000  California Statewide Communities
                     Development Auth. (INS)                5.59          2/01/2015                 1,812
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
        1,000  Harris County                                5.68          3/01/2023                   990
                                                                                          ---------------
               SALES TAX (0.3%)
        2,500  Sales Tax Asset Receivable Corp.             4.76         10/15/2015                 2,379
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.8%)
        2,805  Erie County Tobacco Asset Securitization
                     Corp.                                  6.00          6/01/2028                 2,310
        1,000  New York State Environmental Facilities
                     Corp. (INS)                            4.02         12/15/2009                   994
        1,000  New York State Housing Finance Agency        5.19          9/15/2011                 1,012
        2,000  New York State Urban Development Corp.
                     (INS)                                  4.38         12/15/2011                 1,982
                                                                                          ---------------
                                                                                                    6,298
                                                                                          ---------------
               WATER/SEWER UTILITY (0.2%)
        2,000  Escondido Joint Powers Financing Auth.
                     (INS)                                  5.53          9/01/2018                 1,938
                                                                                          ---------------
               Total Municipal Bonds (cost: $34,247)                                               32,509
                                                                                          ---------------

    PRINCIPAL
       AMOUNT                                                                                      MARKET
      $(000)/                                                                                       VALUE
       SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.3%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       30,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)           1,549
                                                                                          ---------------

               FINANCIALS (0.9%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
       50,000  HSBC Holdings, 6.20%, perpetual                                                        885
                                                                                          ---------------
================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  14

================================================================================
    PRINCIPAL
       AMOUNT                                                                                      MARKET
      $(000)/                                                                                       VALUE
       SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.1%)
      100,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                             $         1,000
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
       20,000  Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,660
       $1,000  White Mountains Re Group, 7.51%, perpetual  (a),(f)                                    624
                                                                                          ---------------
                                                                                                    2,284
                                                                                          ---------------
               REINSURANCE (0.3%)
        2,000  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                  1,263
       $3,000  Swiss Re Capital I LP, 6.85%, perpetual  (a)                                         1,645
                                                                                          ---------------
                                                                                                    2,908
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
       30,000  AMB Property Corp., 7.00%, cumulative redeemable, perpetual                            441
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
       40,000  Public Storage, Inc., 7.00%, perpetual                                                 770
                                                                                          ---------------
               Total Financials                                                                     8,288
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        2,000  Centaur Funding Corp., 9.08%  (a)                                                    1,690
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)(H)
               -------------------------
               U.S. GOVERNMENT (0.0%)
       80,000  Fannie Mae, 8.25%, perpetual (+)                                                       175
       80,000  Freddie Mac, 8.38%, perpetual (+)                                                      124
                                                                                          ---------------
                                                                                                      299
                                                                                          ---------------
               Total U.S. Government                                                                  299
                                                                                          ---------------
               Total Preferred Securities (cost: $22,394)                                          11,826
                                                                                          ---------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (3.9%)

               COMMERCIAL PAPER (3.5%)

               MATERIALS (3.5%)
               ----------------
               PAPER PACKAGING (3.5%)
$      30,376  Sonoco Products Co.                          2.75%        11/03/2008                30,371
                                                                                          ---------------

               VARIABLE-RATE DEMAND NOTES (0.4%)

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
        3,000  Gulf Coast IDA Auth.                         6.40          5/01/2039                 3,000
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $33,371)                                                                     33,371
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $1,083,993)                                     $         904,035
                                                                                          ===============

================================================================================
15  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Intermediate-Term Bond Fund Shares and, effective August 1, 2008, Intermediate-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  16

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.
================================================================================
17  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $11,201,000
Level 2 - Other Significant Observable Inputs                       891,375,000
Level 3 - Significant Unobservable Inputs                             1,459,000
-------------------------------------------------------------------------------
Total                                                              $904,035,000
-------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                      Investments in Securities
-------------------------------------------------------------------------------
Balance as of July 31, 2008                                          $1,664,000
Net realized gain (loss)                                                      -
Change in net unrealized appreciation (depreciation)                   (163,000)
Net purchases (sales)                                                   (42,000)
Transfers in and/or out of Level 3                                            -
-------------------------------------------------------------------------------
Balance as of October 31, 2008                                       $1,459,000
-------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. SECURITIES  PURCHASED ON A  DELAYED-DELIVERY  OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.
================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  18

================================================================================

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $1,211,000 and $181,169,000, respectively, resulting in net unrealized depreciation of $179,958,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $859,844,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.0% of net assets at October 31, 2008.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.
================================================================================
19  |  USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA            Industrial Development Authority/Agency
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2008.
(c) At October 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
(f) Security was fair valued at October 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2008, was $2,475,000, which represented 0.3% of the Fund's net assets.
================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  20

================================================================================
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSE's obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(i) At October 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $53,589,000.
(j)     Security is currently trading without interest.



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21  |  USAA INTERMEDIATE-TERM BOND FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.